PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2015	€ 95
2016	88
2017	70
2018	59
2019	54
Thereafter	110
Total minimum lease payments	476
Property Plant And Equipment Details [Abstract]
Land	507	326
Buildings	1,600	1,041
Leasehold improvements	279	263
Furniture, fittings, machinery and vehicles	1,224	1,148
Total, at cost	3,610	2,778
Less: accumulated depreciation	(1,482)	(1,360)
Net book value	2,128	1,418		2,375
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 119	€ 121	€ 123